Taxation	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Taxation	Taxation
Adecoagro is subject to the applicable general tax regulations in Luxembourg.

The Group’s income tax has been calculated on the estimated assessable taxable results for the year at the rates prevailing in the respective foreign tax jurisdictions. The subsidiaries of the Group are required to calculate their income taxes on a separate basis according to the rules and regulations of the jurisdictions where they operate. Therefore, the Group is not legally permitted to compensate subsidiaries’ losses against subsidiaries’ income. The details of the provision for the Group’s consolidated income tax are as follows:

	2024	2023	2022
Current income tax	(14,335)	4,570	(4,655)
Deferred income tax	71,350	(83,243)	(22,103)
Income tax benefit / (expense)	57,015	(78,673)	(26,758)

The statutory tax rate in the countries where the Group operates for all of the years presented are:

Tax Jurisdiction	Income Tax Rate
Argentina	35%
Brazil	34%
Uruguay	25%
Spain	25%
Luxembourg	24.94%
Chile	27%

Deferred tax assets and liabilities of the Group as of December 31, 2024 and 2023, without taking into consideration the offsetting of balances within the same tax jurisdiction, will be recovered or settled as follows:

	2024	2023
Deferred income tax asset to be recovered after more than 12 months	23,428	36,028
Deferred income tax asset to be recovered within 12 months	77,777	43,337
Deferred income tax assets	101,205	79,365

Deferred income tax liability to be settled after more than 12 months	(272,403)	(427,360)
Deferred income tax liability to be settled within 12 months	(143,631)	(18,559)
Deferred income tax liability	(416,034)	(445,919)
Deferred income tax liability, net	(314,829)	(366,554)
The gross movement on the deferred income tax account is as follows:

	2024	2023
Beginning of year	(366,554)	(292,656)
Exchange differences	(160,927)	69,707
Changes of fair value valuation for farmlands	144,971	(62,988)
Disposal of farmland	2,265	10,492
Others	1,158	632
Tax credit relating to cash flow hedge (i)	(7,092)	(8,498)
Income tax benefit / (expense)	71,350	(83,243)
End of year	(314,829)	(366,554)

(i) Relates to the gain or loss before income tax of cash flow hedge recognized in other comprehensive income amounting to US$601 for the year ended December 31, 2024 (2023: US$7,319; 2022: US$15,621); net of the reclassification from Equity to the Income Statement of US$ 26,997 for the year ended December 31, 2024 (2023: US$ 49,737; 2022:
US$ 40,388).

The movement in the deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

Deferred income tax liabilities	Property, plant and equipment	Investment property	Biological assets	Others	Total
At January 1, 2023	389,146	8,979	30,461	9,810	438,396
Charged / (credited) to the statement of income	18,229	9,760	(2,984)	12,460	37,465
Farmlands revaluation	62,988	—	—	—	62,988
Disposals of farmland	(10,492)	—	—	—	(10,492)
Exchange differences	(75,928)	(2,851)	(4,097)	438	(82,438)
At December 31, 2023	383,943	15,888	23,380	22,708	445,919
Charged / (credited) to the statement of income	(11,199)	(17,396)	550	(8,815)	(36,860)
Farmlands revaluation	(144,971)	—	—	—	(144,971)
Disposals of farmland	(2,265)	—	—	—	(2,265)
Exchange differences	137,102	11,215	8,679	(2,785)	154,211
At December 31, 2024	362,610	9,707	32,609	11,108	416,034

Deferred income tax assets	Provisions	Tax loss carry forwards	Equity-settled share-based compensation	Borrowings	Biological assets	Others	Total
At January 1, 2023	6,622	110,195	3,575	25,932	—	(584)	145,740
(Credited) / charged to the statement of income	1,064	(29,585)	—	(26,696)	3,242	6,197	(45,778)
Tax charge relating to cash flow hedge	—	(8,498)	—	—	—	—	(8,498)
Exchange differences	3,752	(15,011)	—	1,137	(3,242)	633	(12,731)
Others	—	—	440	—	—	192	632
At December 31, 2023	11,438	57,101	4,015	373	—	6,438	79,365
Charged / (credited) to the statement of income	(4,433)	27,133	—	14,828	9,176	(12,214)	34,490
Tax charge relating to cash flow hedge	—	(7,092)	—	—	—	—	(7,092)
Exchange differences	4,555	(6,200)	—	(1,712)	(6,643)	3,284	(6,716)
Others	—	—	964	—	—	194	1,158
At December 31, 2024	11,560	70,942	4,979	13,489	2,533	(2,298)	101,205

Tax loss carry forwards in Argentina and Uruguay generally expire within 5 years. Tax loss carry forwards in Brazil do not expire. However, in Brazil, the taxable profit for each year can only be reduced by tax loss carry forward up to a maximum of 30%. Tax loss carry forward in Luxembourg expire within 17 years.

In order to fully realize the deferred tax asset, the Group will need to generate future taxable income in the countries where the tax loss carry forward were incurred. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible.
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As of December 31, 2024, the Group’s tax loss carry forwards and their corresponding jurisdictions are as follows:

Jurisdiction	Tax loss carry forward
Argentina (1)	104,947
Brazil	93,253
Uruguay	5,667
Luxembourg	19,209

(1) As of December 31, 2024, the aging of the determination tax loss carry forward in Argentina is as follows:

Year of generation	Amount
2020	499
2021	157
2022	29,873
2023	1,204
2024	73,213

The tax on the Group’s profit before income tax differs from the theoretical amount that would arise using the tax rates applicable to profits in the respective countries as follows:

	2024	2023	2022
Tax calculated at the tax rates applicable to profits in the respective countries	(8,735)	(103,860)	(43,827)
Non-deductible items	(316)	(1,616)	(1,921)
Effect of the changes in the statutory income tax rate in Argentina	—	1,280	(2,237)
Tax losses where no deferred tax asset was recognized	(20)	(706)	(107)
Non-taxable income	15,215	19,994	16,879
Previously unrecognized tax losses now recouped to reduce tax expenses (1)	9,908	38,646	19,419
Effect of IAS 29 and tax adjustment per inflation in Argentina	36,563	(29,526)	(18,195)
Others	4,400	(2,885)	3,231
Income tax expense	57,015	(78,673)	(26,758)

(1) 2024 includes US$8,832 of adjustment by inflation of tax loss carryforwards in Argentina (US$37,151 in 2023 and US$16,044 in 2022).

Tax Inflation Adjustment in Argentina

Laws 27,430, 27,468 and 27,541 introduced several amendments to the income tax inflation adjustments provided by the Income Tax Law. According to these provisions, and effective as from fiscal years beginning on or after January 1, 2018, the inflation adjustment procedure set out in Title VI of the Income Tax Law shall be applicable in fiscal years in which the variation of IPC price index, accumulated in the 36 months immediately preceding the end of the relevant fiscal year, is higher than 100%. As from its effectiveness, this procedure is applicable because the variation of the IPC reached the prescribed limits.

However, Section 39 of Law No. 24,073 suspended the application of the provisions of Title VI of the Income Tax Law relating to the income tax inflation adjustment since April 1, 1992 to certain items, such as, fixed assets, inventory, and tax loss carryforwards, among others.

After the economic crisis of 2002, many taxpayers began to question the legality of the provisions suspending the income tax inflation adjustment. Also, the Argentine Supreme Court of Justice issued its verdict in the "Candy" case July 3, 2009 in which it stated that particularly for fiscal year 2002 and considering the serious state of disturbance of that year, the taxpayer could demonstrate that not applying the income tax inflation adjustment resulted in confiscatory income tax rates.
More recently, the Argentine Supreme Court of Justice applied a similar criterion to the 2010, 2011, 2012 and 2014 fiscal years in the cases brought by “Distribuidora Gas del Centro” (10/14/14, 06/02/15, 10/04/16 and 06/25/19), among others, enabling the application of income tax inflation adjustment for periods not affected by a severe economic crisis such as 2002.

The Company believes that the lack of application of the income tax inflation adjustment is confiscatory. Accordingly, based on the precedents and the opinion of external and internal tax advisors, the Company has adjusted all items for inflation including those suspended by Section 39 of Law 24,073 as described above. The net effect of the inflation adjustment of Tax loss carryforwards resulted in a deferred tax asset of US$96.0 million as of December 31, 2024, of which US$ 86.8 million has already been applied.

The application of local tax laws require interpretation, and accordingly involves the application of judgement and is open to challenge by the relevant tax authorities. This gives rise to a level of uncertainty. Provisions for uncertain tax positions are established in accordance with IFRIC 23 based on an assessment of the range of likely tax outcomes in open years and reflecting the strength of technical arguments. Amounts are provided for individual tax uncertainties based on management’s assessment of whether the most likely amount or an expected amount based on a probability weighted methodology is the more appropriate predicter of amounts that the Company is ultimately expected to settle. When making this assessment, the Company utilizes specialist in-house tax knowledge and experience and takes into consideration specialist tax advice from third party advisers on specific items. The Company has not provided any amount in this case based on its belief that it has solid arguments to support its position.

OECD Pillar Two model rules

The group is within the scope of the OECD Pillar Two model rules. Pillar Two legislation was enacted in Luxembourg, the jurisdiction in which Adecoagro S.A. is incorporated, and came into effect for the fiscal year starting on January 1st,, 2024.

The group has not recognized Pillar Two current tax for the year ended December 31, 2024.

The group applies the IAS 12 exception to recognising and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes.